Stockholders and Other Loans Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure
5.	Stockholders and Other Loans Payable

Stockholder and other loans payable consist of advances by individuals and companies to the Group. Certain of the lenders are either stockholders or are related to stockholders. None of these loans are supported by notes and none have a provision for interest or repayment. The Company has imputed interest on these loans. The rates of interest used to impute interest on these loans range from 4% per annum to 15% per annum during the periods in which these loans were outstanding and represent management’s best estimate of the interest rates that would be applicable to Company in a third-party marketplace. For the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, the imputed interest on these loans was $380,414, $415,705 and $2,363,937, respectively. These amounts are included in interest expense in the accompanying consolidated statements of operations and are reflected as an increase in additional paid-in capital in the accompanying consolidated statements of stockholders’ deficit.

The Group has obtained subordination agreements from all of the lenders with respect to these loans, the terms of which provide that the loans will not be classified as current or be payable within one year if doing so would cause a Group member to be considered insolvent in accordance with the applicable local laws. Therefore, these loans are presented as long-term liabilities in the accompanying consolidated balance sheets.

On August 16, 2012, one of the lenders converted its entire loan balance of $3,689,208 into 7,348,416 common shares of SPI. In October, 2012, the Company and the three lenders whose balances are reflected in Other Loans Payable revised their agreements orally and these agreements were later formalized in writing effective January 2013. The Company agreed to pay interest at 5% per annum on the outstanding balances retroactive to the time that the loans were made in 2011 and repaid these lenders $105,000 in October, 2012. Interest on these loans through December 31, 2012 was $24,593. In addition, the Company agreed to make monthly payments of $10,000 to each of the three lenders commencing February, 2013. The agreements further provided that if the entire loan balance was not paid by October 31, 2013, then a 10% per annum interest rate would be applied to the entire loan balance from the inception of the loan. As of April 1, 2013, the Company has not made the monthly payments pursuant to these agreements.